Leases - Details of Lease liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Lease liabilities – current	€ 2,757	€ 2,851
Lease liabilities – non-current	12,878	13,352
Total	€ 15,635	€ 16,203